MASSMUTUAL PREMIER FUNDS

Supplement dated December 19, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Funds’ investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 7, 2014, but no later than April 1, 2014, each Class Y and Class A share of the Money Market Fund will be converted to one Class S share of the Fund.

The Board of Trustees of the Funds has approved changes to the Funds’ pricing structure that are expected to become effective on April 1, 2014 as shown below and on the following pages. Please note that while the current share class names are used below and on the following pages, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Premier Money Market Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.18%
Total Annual Fund Operating Expenses	.53%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$54	$170	$296	$665

MassMutual Premier Short-Duration Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.35%	.35%	.35%	.35%	.35%	.35%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.06%	.16%	.26%	.36%	.36%	.26%
Total Annual Fund Operating Expenses	.41%	.51%	.61%	.71%	.96%	1.11%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$42	$132	$230	$518
Class S	$52	$164	$285	$640
Class Y	$62	$195	$340	$762
Class L	$73	$227	$395	$883
Class A	$445	$645	$862	$1,487
Class N	$113	$353	$612	$1,352

MassMutual Premier Inflation-Protected and Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.38%	.38%	.38%	.38%	.38%	.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.27%	.37%	.47%	.57%	.57%	.47%
Interest Expense	.20%	.20%	.20%	.20%	.20%	.20%
Remainder of Other Expenses	.07%	.17%	.27%	.37%	.37%	.27%
Total Annual Fund Operating Expenses	.65%	.75%	.85%	.95%	1.20%	1.35%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$66	$208	$362	$810
Class S	$77	$240	$417	$930
Class Y	$87	$271	$471	$1,049
Class L	$97	$303	$525	$1,166
Class A	$591	$838	$1,103	$1,860
Class N	$137	$428	$739	$1,624

MassMutual Premier Core Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.38%	.38%	.38%	.38%	.38%	.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.03%	.13%	.23%	.33%	.33%	.23%
Total Annual Fund Operating Expenses	.41%	.51%	.61%	.71%	.96%	1.11%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$42	$132	$230	$518
Class S	$52	$164	$285	$640
Class Y	$62	$195	$340	$762
Class L	$73	$227	$395	$883
Class A	$568	$766	$981	$1,597
Class N	$113	$353	$612	$1,352

MassMutual Premier Diversified Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A
Management Fees(1)	.40%	.40%	.40%	.40%	.40%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses(1)	.20%	.30%	.40%	.50%	.50%
Total Annual Fund Operating Expenses	.60%	.70%	.80%	.90%	1.15%
Expense Reimbursement	(.08%)	(.08%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.52%	.62%	.72%	.82%	1.07%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .52%, .62%, .72%, .82%, and 1.07% for Classes Z, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$53	$177	$320	$736
Class S	$63	$209	$375	$856
Class Y	$74	$240	$429	$976
Class L	$84	$272	$484	$1,094
Class A	$579	$809	$1,064	$1,793

MassMutual Premier High Yield Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.48%	.48%	.48%	.48%	.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.10%	.20%	.30%	.40%	.40%	.30%
Total Annual Fund Operating Expenses	.58%	.68%	.78%	.88%	1.13%	1.28%
Expense Reimbursement	(.03%)	(.03%)	(.03%)	(.03%)	(.03%)	(.03%)
Total Annual Fund Operating Expenses after Expense Reimbur sement(2)	.55%	.65%	.75%	.85%	1.10%	1.25%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, and 1.25% for Classes Z, S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$56	$180	$318	$720
Class S	$66	$212	$373	$841
Class Y	$77	$244	$428	$961
Class L	$87	$275	$482	$1,079
Class A	$681	$908	$1,156	$1,866
Class N	$127	$400	$697	$1,540

MassMutual Premier Balanced Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.48%	.48%	.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.26%	.36%	.46%	.46%
Acquired Fund Fees and Expenses	.05%	.05%	.05%	.05%
Total Annual Fund Operating Expenses(2)	.79%	.89%	.99%	1.24%
Expense Reimbursement	(.04%)	(.04%)	(.04%)	(.04%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.75%	.85%	.95%	1.20%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .60%, .70%, .80%, .90%, and 1.15% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$245	$431	$971
Class Y	$87	$276	$486	$1,089
Class L	$97	$308	$540	$1,206
Class A	$690	$939	$1,210	$1,982

MassMutual Barings Dynamic Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A
Management Fees (Fund and Cayman Subsidiary)	.80%	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses(1)	1.10%	1.20%	1.30%	1.40%	1.40%
Other Expenses of the Cayman Subsidiary	.47%	.47%	.47%	.47%	.47%
Remainder of Other Expenses	.63%	.73%	.83%	.93%	.93%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses(2)	2.31%	2.41%	2.51%	2.61%	2.86%
Expense Reimbursement	(.70%)	(.70%)	(.70%)	(.70%)	(.70%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	1.61%	1.71%	1.81%	1.91%	2.16%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.20%, 1.30%, 1.40%, 1.50%, and 1.75% for Classes Z, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$164	$595	$1,115	$2,544
Class S	$174	$626	$1,166	$2,645
Class Y	$184	$656	$1,217	$2,746
Class L	$194	$686	$1,267	$2,846
Class A	$781	$1,293	$1,887	$3,488

MassMutual Premier Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.22%	.32%	.42%	.42%	.32%
Total Annual Fund Operating Expenses	.72%	.82%	.92%	1.17%	1.32%
Expense Reimbursement	(.02%)	(.02%)	(.02%)	(.02%)	(.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.70%	.80%	.90%	1.15%	1.30%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .60%, .70%, .80%, .90%, 1.15%, and 1.30% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$72	$226	$397	$891
Class Y	$82	$258	$451	$1,010
Class L	$92	$290	$506	$1,128
Class A	$685	$922	$1,178	$1,911
Class N	$132	$415	$720	$1,587

MassMutual Premier Disciplined Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.45%	.45%	.45%	.45%	.45%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.18%	.28%	.38%	.38%	.28%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.65%	.75%	.85%	1.10%	1.25%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$66	$208	$362	$810
Class Y	$77	$240	$417	$930
Class L	$87	$271	$471	$1,049
Class A	$681	$905	$1,146	$1,838
Class N	$127	$397	$686	$1,511

MassMutual Premier Main Street Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.55%	.55%	.55%	.55%	.55%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.19%	.29%	.39%	.39%	.29%
Total Annual Fund Operating Expenses	.74%	.84%	.94%	1.19%	1.34%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$76	$237	$411	$918
Class Y	$86	$268	$466	$1,037
Class L	$96	$300	$520	$1,155
Class A	$689	$931	$1,192	$1,935
Class N	$136	$425	$734	$1,613

MassMutual Premier Capital Appreciation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.17%	.27%	.37%	.37%	.27%
Total Annual Fund Operating Expenses	.82%	.92%	1.02%	1.27%	1.42%
Expense Reimbursement	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.75%	.85%	.95%	1.20%	1.35%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .75%, .85%, .95%, 1.20%, and 1.35% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$249	$442	$1,001
Class Y	$87	$280	$496	$1,119
Class L	$97	$312	$550	$1,236
Class A	$690	$942	$1,220	$2,010
Class N	$137	$436	$764	$1,691

MassMutual Premier Disciplined Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees(1)	.45%	.45%	.45%	.45%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.18%	.28%	.38%	.38%
Total Annual Fund Operating Expenses	.63%	.73%	.83%	1.08%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$64	$202	$351	$786
Class Y	$75	$233	$406	$906
Class L	$85	$265	$460	$1,025
Class A	$679	$899	$1,136	$1,816

MassMutual Premier Small Cap Opportunities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.58%	.58%	.58%	.58%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.20%	.30%	.40%	.40%
Total Annual Fund Operating Expenses	.78%	.88%	.98%	1.23%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class S	$80	$249	$433	$966
Class Y	$90	$281	$488	$1,084
Class L	$100	$312	$542	$1,201
Class A	$693	$943	$1,212	$1,978

MassMutual Premier Global Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.75%	.75%	.75%	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.20%	.30%	.40%	.40%	.30%
Total Annual Fund Operating Expenses	.95%	1.05%	1.15%	1.40%	1.55%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$97	$303	$525	$1,166
Class Y	$107	$334	$579	$1,283
Class L	$117	$365	$633	$1,398
Class A	$709	$993	$1,297	$2,158
Class N	$158	$490	$845	$1,845

MassMutual Premier International Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.21%	.31%	.41%	.41%
Total Annual Fund Operating Expenses	1.06%	1.16%	1.26%	1.51%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$108	$337	$585	$1,294
Class Y	$118	$368	$638	$1,409
Class L	$128	$400	$692	$1,523
Class A	$720	$1,025	$1,351	$2,273

MassMutual Premier Focused International Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.85%	.85%	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.17%	.27%	.37%	.47%	.47%	.37%
Total Annual Fund Operating Expenses	1.02%	1.12%	1.22%	1.32%	1.57%	1.72%
Expense Reimbursement	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.95%	1.05%	1.15%	1.25%	1.50%	1.65%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .95%, 1.05%, 1.15%, 1.25%, 1.50%, and 1.65% for Classes Z, S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$97	$312	$550	$1,236
Class S	$107	$343	$604	$1,351
Class Y	$117	$374	$658	$1,466
Class L	$127	$405	$711	$1,579
Class A	$719	$1,030	$1,369	$2,324
Class N	$168	$529	$921	$2,019

MassMutual Premier Strategic Emerging Markets Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A
Management Fees(1)	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses(1)	.20%	.30%	.40%	.50%	.50%
Total Annual Fund Operating Expenses	1.20%	1.30%	1.40%	1.50%	1.75%
Expense Reimbursement	(.15%)	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	1.05%	1.15%	1.25%	1.35%	1.60%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.05%, 1.15%, 1.25%, 1.35%, and 1.60% for Classes Z, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$107	$353	$633	$1,430
Class S	$117	$384	$686	$1,543
Class Y	$127	$415	$739	$1,655
Class L	$137	$446	$792	$1,766
Class A	$728	$1,069	$1,445	$2,497

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-13-11

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Short-Duration Bond Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Premier Short-Duration Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.35%	.35%	.35%	.35%	.35%	.35%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.06%	.16%	.26%	.36%	.36%	.26%
Total Annual Fund Operating Expenses	.41%	.51%	.61%	.71%	.96%	1.11%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$42	$132	$230	$518
Class S	$52	$164	$285	$640
Class Y	$62	$195	$340	$762
Class L	$73	$227	$395	$883
Class A	$445	$645	$862	$1,487
Class N	$113	$353	$612	$1,352

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Inflation-Protected and Income Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Premier Inflation-Protected and Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.38%	.38%	.38%	.38%	.38%	.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.27%	.37%	.47%	.57%	.57%	.47%
Interest Expense	.20%	.20%	.20%	.20%	.20%	.20%
Remainder of Other Expenses	.07%	.17%	.27%	.37%	.37%	.27%
Total Annual Fund Operating Expenses	.65%	.75%	.85%	.95%	1.20%	1.35%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$66	$208	$362	$810
Class S	$77	$240	$417	$930
Class Y	$87	$271	$471	$1,049
Class L	$97	$303	$525	$1,166
Class A	$591	$838	$1,103	$1,860
Class N	$137	$428	$739	$1,624

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Core Bond Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Premier Core Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.38%	.38%	.38%	.38%	.38%	.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.03%	.13%	.23%	.33%	.33%	.23%
Total Annual Fund Operating Expenses	.41%	.51%	.61%	.71%	.96%	1.11%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$42	$132	$230	$518
Class S	$52	$164	$285	$640
Class Y	$62	$195	$340	$762
Class L	$73	$227	$395	$883
Class A	$568	$766	$981	$1,597
Class N	$113	$353	$612	$1,352

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Diversified Bond Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual Premier Diversified Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A
Management Fees(1)	.40%	.40%	.40%	.40%	.40%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses(1)	.20%	.30%	.40%	.50%	.50%
Total Annual Fund Operating Expenses	.60%	.70%	.80%	.90%	1.15%
Expense Reimbursement	(.08%)	(.08%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.52%	.62%	.72%	.82%	1.07%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .52%, .62%, .72%, .82%, and 1.07% for Classes Z, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$53	$177	$320	$736
Class S	$63	$209	$375	$856
Class Y	$74	$240	$429	$976
Class L	$84	$272	$484	$1,094
Class A	$579	$809	$1,064	$1,793

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL PREMIER FUNDS

MassMutual Premier High Yield Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Premier High Yield Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.48%	.48%	.48%	.48%	.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.10%	.20%	.30%	.40%	.40%	.30%
Total Annual Fund Operating Expenses	.58%	.68%	.78%	.88%	1.13%	1.28%
Expense Reimbursement	(.03%)	(.03%)	(.03%)	(.03%)	(.03%)	(.03%)
Total Annual Fund Operating Expenses after Expense Reimbur sement(2)	.55%	.65%	.75%	.85%	1.10%	1.25%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .55%, .65%, .75%, .85%, 1.10%, and 1.25% for Classes Z, S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$56	$180	$318	$720
Class S	$66	$212	$373	$841
Class Y	$77	$244	$428	$961
Class L	$87	$275	$482	$1,079
Class A	$681	$908	$1,156	$1,866
Class N	$127	$400	$697	$1,540

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Balanced Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual Premier Balanced Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.48%	.48%	.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.26%	.36%	.46%	.46%
Acquired Fund Fees and Expenses	.05%	.05%	.05%	.05%
Total Annual Fund Operating Expenses(2)	.79%	.89%	.99%	1.24%
Expense Reimbursement	(.04%)	(.04%)	(.04%)	(.04%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.75%	.85%	.95%	1.20%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .60%, .70%, .80%, .90%, and 1.15% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$245	$431	$971
Class Y	$87	$276	$486	$1,089
Class L	$97	$308	$540	$1,206
Class A	$690	$939	$1,210	$1,982

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-03

MASSMUTUAL PREMIER FUNDS

MassMutual Barings Dynamic Allocation Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013, Revised as of February 8, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual Barings Dynamic Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A
Management Fees (Fund and Cayman Subsidiary)	.80%	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses(1)	1.10%	1.20%	1.30%	1.40%	1.40%
Other Expenses of the Cayman Subsidiary	.47%	.47%	.47%	.47%	.47%
Remainder of Other Expenses	.63%	.73%	.83%	.93%	.93%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses(2)	2.31%	2.41%	2.51%	2.61%	2.86%
Expense Reimbursement	(.70%)	(.70%)	(.70%)	(.70%)	(.70%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	1.61%	1.71%	1.81%	1.91%	2.16%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.20%, 1.30%, 1.40%, 1.50%, and 1.75% for Classes Z, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$164	$595	$1,115	$2,544
Class S	$174	$626	$1,166	$2,645
Class Y	$184	$656	$1,217	$2,746
Class L	$194	$686	$1,267	$2,846
Class A	$781	$1,293	$1,887	$3,488

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Value Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Premier Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.22%	.32%	.42%	.42%	.32%
Total Annual Fund Operating Expenses	.72%	.82%	.92%	1.17%	1.32%
Expense Reimbursement	(.02%)	(.02%)	(.02%)	(.02%)	(.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.70%	.80%	.90%	1.15%	1.30%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .60%, .70%, .80%, .90%, 1.15%, and 1.30% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$72	$226	$397	$891
Class Y	$82	$258	$451	$1,010
Class L	$92	$290	$506	$1,128
Class A	$685	$922	$1,178	$1,911
Class N	$132	$415	$720	$1,587

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Disciplined Value Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Premier Disciplined Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.45%	.45%	.45%	.45%	.45%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.18%	.28%	.38%	.38%	.28%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.65%	.75%	.85%	1.10%	1.25%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$66	$208	$362	$810
Class Y	$77	$240	$417	$930
Class L	$87	$271	$471	$1,049
Class A	$681	$905	$1,146	$1,838
Class N	$127	$397	$686	$1,511

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Main Street Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Premier Main Street Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.55%	.55%	.55%	.55%	.55%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.19%	.29%	.39%	.39%	.29%
Total Annual Fund Operating Expenses	.74%	.84%	.94%	1.19%	1.34%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$76	$237	$411	$918
Class Y	$86	$268	$466	$1,037
Class L	$96	$300	$520	$1,155
Class A	$689	$931	$1,192	$1,935
Class N	$136	$425	$734	$1,613

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Capital Appreciation Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Premier Capital Appreciation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.17%	.27%	.37%	.37%	.27%
Total Annual Fund Operating Expenses	.82%	.92%	1.02%	1.27%	1.42%
Expense Reimbursement	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.75%	.85%	.95%	1.20%	1.35%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .75%, .85%, .95%, 1.20%, and 1.35% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$249	$442	$1,001
Class Y	$87	$280	$496	$1,119
Class L	$97	$312	$550	$1,236
Class A	$690	$942	$1,220	$2,010
Class N	$137	$436	$764	$1,691

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Disciplined Growth Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual Premier Disciplined Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees(1)	.45%	.45%	.45%	.45%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.18%	.28%	.38%	.38%
Total Annual Fund Operating Expenses	.63%	.73%	.83%	1.08%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$64	$202	$351	$786
Class Y	$75	$233	$406	$906
Class L	$85	$265	$460	$1,025
Class A	$679	$899	$1,136	$1,816

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Small Cap Opportunities Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual Premier Small Cap Opportunities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.58%	.58%	.58%	.58%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.20%	.30%	.40%	.40%
Total Annual Fund Operating Expenses	.78%	.88%	.98%	1.23%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class S	$80	$249	$433	$966
Class Y	$90	$281	$488	$1,084
Class L	$100	$312	$542	$1,201
Class A	$693	$943	$1,212	$1,978

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-03

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Global Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Premier Global Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.75%	.75%	.75%	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.20%	.30%	.40%	.40%	.30%
Total Annual Fund Operating Expenses	.95%	1.05%	1.15%	1.40%	1.55%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$97	$303	$525	$1,166
Class Y	$107	$334	$579	$1,283
Class L	$117	$365	$633	$1,398
Class A	$709	$993	$1,297	$2,158
Class N	$158	$490	$845	$1,845

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier International Equity Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual Premier International Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.21%	.31%	.41%	.41%
Total Annual Fund Operating Expenses	1.06%	1.16%	1.26%	1.51%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$108	$337	$585	$1,294
Class Y	$118	$368	$638	$1,409
Class L	$128	$400	$692	$1,523
Class A	$720	$1,025	$1,351	$2,273

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Focused International Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Premier Focused International Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.85%	.85%	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.17%	.27%	.37%	.47%	.47%	.37%
Total Annual Fund Operating Expenses	1.02%	1.12%	1.22%	1.32%	1.57%	1.72%
Expense Reimbursement	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.95%	1.05%	1.15%	1.25%	1.50%	1.65%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .95%, 1.05%, 1.15%, 1.25%, 1.50%, and 1.65% for Classes Z, S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$97	$312	$550	$1,236
Class S	$107	$343	$604	$1,351
Class Y	$117	$374	$658	$1,466
Class L	$127	$405	$711	$1,579
Class A	$719	$1,030	$1,369	$2,324
Class N	$168	$529	$921	$2,019

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Strategic Emerging Markets Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual Premier Strategic Emerging Markets Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A
Management Fees(1)	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses(1)	.20%	.30%	.40%	.50%	.50%
Total Annual Fund Operating Expenses	1.20%	1.30%	1.40%	1.50%	1.75%
Expense Reimbursement	(.15%)	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	1.05%	1.15%	1.25%	1.35%	1.60%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.05%, 1.15%, 1.25%, 1.35%, and 1.60% for Classes Z, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$107	$353	$633	$1,430
Class S	$117	$384	$686	$1,543
Class Y	$127	$415	$739	$1,655
Class L	$137	$446	$792	$1,766
Class A	$728	$1,069	$1,445	$2,497

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Money Market Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 7, 2014, but no later than April 1, 2014, each Class Y and Class A share of the Fund will be converted to one Class S share of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class name is used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares.

MassMutual Premier Money Market Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.18%
Total Annual Fund Operating Expenses	.53%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$54	$170	$296	$665

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02